Leases	12 Months Ended
Jan. 31, 2024
Leases
Leases

Note 12 – Leases

We have operating leases for buildings, vehicles and computer equipment. Our leases have remaining terms of up to 6 years, some of which include options to extend the leases for up to 5 years.

The components of operating lease expense were as follows:

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022

Operating lease cost	4,169	4,182	4,466
Short-term lease cost	597	636	432
Total operating lease cost	4,766	4,818	4,898

Supplemental cash flow information related to operating leases was as follows:

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022

Operating cash outflows from operating leases included in measurement of lease liabilities	3,996	4,240	4,857
New ROU assets obtained in exchange for lease obligations	4,239	864	2,548

Supplemental information related to operating leases was as follows:

	January 31,	January 31,
	2024	2023
Weighted average remaining lease term (years)	3.0	2.6
Weighted average discount rate (%)	4.1	2.4

Maturities of operating lease liabilities were as follows as of January 31, 2024:

Operating
Years Ended January 31,	Leases
2025	3,343
2026	1,943
2027	1,097
2028	601
2029	319
2030 and thereafter	206
Total lease payments	7,509
Less: imputed interest	(531)
Total lease obligations	6,978
Current	3,075
Long-term	3,903